SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300

+1 212 839 5599 FAX

AMERICA • ASIA PACIFIC • EUROPE

December 12, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Registration Statement of Victory Variable Insurance Funds II on Form N-14

Ladies and Gentlemen:

On behalf of Victory Variable Insurance Funds II (the “Registrant”), we hereby transmit for filing with the Securities and Exchange Commission the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) to register shares to be issued in a proposed reorganization of each of the Acquired Funds identified below into the corresponding Acquiring Fund, each a series of the Registrant, identified below.

	Acquired Fund,	Acquiring Fund,
	each a series of Pioneer Variable	each a series of Victory Variable
	Contracts Trust	Insurance Funds II
1.	Pioneer Bond VCT Portfolio	Victory Pioneer Bond VCT
Portfolio
2.	Pioneer Equity Income VCT	Victory Pioneer Equity Income
	Portfolio	VCT Portfolio
3.	Pioneer Fund VCT Portfolio	Victory Pioneer Fund VCT
Portfolio
4.	Pioneer High Yield VCT Portfolio	Victory Pioneer High Yield VCT
Portfolio
5.	Pioneer Mid Cap Value VCT	Victory Pioneer Mid Cap Value
	Portfolio	VCT Portfolio
6.	Pioneer Select Mid Cap Growth	Victory Pioneer Select Mid Cap
	VCT Portfolio	Growth VCT Portfolio
7.	Pioneer Strategic Income VCT	Victory Pioneer Strategic Income
	Portfolio	VCT Portfolio

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

If you have any questions concerning the filing, please call me at 212-839-8600 or Matthew Kutner at 212-839-8679.

Very truly yours,

/s/ Jay G. Baris

Jay G. Baris

cc:

Thomas Dusenberry, Victory Capital Management Inc.

Scott A. Stahorsky, Victory Capital Management Inc.

Carol D. Trevino, Victory Capital Management Inc.

Patricia McClain, Victory Capital Management Inc.

Michael D. Policarpo, Victory Capital Management Inc.

Nina Gupta, Victory Capital Management Inc.

Sean Fox, Victory Capital Management Inc.

Matthew J. Kutner, Sidley Austin LLP

John M. Ekblad, Sidley Austin LLP